Significant Accounting Policies - Intangible Assets Other Than Goodwill, Foreign Currency and Segment Reporting (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) segment item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Foreign currency
Currency translation adjustments | $	$ 139,781	$ (99,325)	$ (114,683)
Net foreign currency transaction gain (loss) | $	$ 4,234	$ (8,294)	$ (9,142)
Segment reporting
Number of principal business lines | item	2
Number of operating segment | segment	1
Number of reportable segments | segment	1
Minimum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	3 years
Maximum
Intangible assets other than goodwill
Estimated useful lives of intangible assets	10 years